Note 15 - Derivative Financial Instruments (Details Textual) - Interest Rate Swap [Member]	Jun. 26, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jun. 16, 2022 USD ($)	Oct. 12, 2021 USD ($)	Oct. 17, 2014
Eurobank [Member]
Derivative, Number of Instruments Held, Total		1			1
Derivative, Notional Amount		$ 20,000,000		$ 10,000,000
Derivative, Fixed Interest Rate				1.09%
Derivative Instruments Not Designated as Hedging Instruments, Gain	$ 846,000
Piraeus Bank S.A. [Member]
Derivative, Notional Amount			$ 20,000,000
Derivative, Fixed Interest Rate			3.41%